Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) $ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Mar. 31, 2021 AUD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2020 AUD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 AUD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares		$ 88.8	$ 138.0	$ 50.7	$ 75.0
Number of shares issued and fully paid | shares		43,000,000.0	43,000,000.0	37,500,000	37,500,000
Fully-paid ordinary shares price | $ / shares		3.20	3.20	2.00	2.00
Discount percentage used to calculate equity purchase price per share		7.00%	7.00%	3.15%	3.15%
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares	15,000,000
Warrant exercise price per share | $ / shares	$ 2.88
Ratio of issuance of warrants to ordinary shares	25.00%
Warrants | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Maximum amount of capital that can be raised from warrants | $	$ 43.2
Equity Purchase Fee | Tasly
Disclosure Of Classes Of Share Capital [Line Items]
Discount percentage used to calculate equity purchase price per share	6.50%
Proceeds from closing of strategic alliance | $						$ 20.0
Sale of equity price per share | $ / shares	$ 2.30						$ 1.86
Premium percentage, used to calculate equity purchase price per share						20.00%
Number of shares issued | shares	60,109,290